SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 23, 2025	Nov. 18, 2024	Nov. 13, 2024	Nov. 12, 2024	Oct. 31, 2024	Oct. 31, 2023	Sep. 30, 2022
Subsequent Event [Line Items]
Sale of stock						119,984
Shares issued from IPO (net of offering costs of $2,730,674)							$ 18,769,326
Subsequent Event [Member] | Distributed Information Technologies Ltd [Member]
Subsequent Event [Line Items]
Sale of stock					4,500,000
Shares issued from IPO (net of offering costs of $2,730,674)					$ 9,720,000
share price					$ 2.16
Subsequent Event [Member] | Helix Holdings Limited [Member]
Subsequent Event [Line Items]
Sale of stock				9,281,250
share price				$ 2.16
Ordinary shares				4,296,875
Subsequent Event [Member] | Honest Designs Limited [Member]
Subsequent Event [Line Items]
Sale of stock			4,375,000
Shares issued from IPO (net of offering costs of $2,730,674)			$ 9,450,000
share price			$ 2.16
Subsequent Event [Member] | Tech Fellows Limited [Member]
Subsequent Event [Line Items]
Sale of stock		6,000,000
Shares issued from IPO (net of offering costs of $2,730,674)		$ 7,740,000
share price		$ 1.29
Subsequent Event [Member] | Five Points Gang [Member]
Subsequent Event [Line Items]
Sale of stock		6,100,000
Shares issued from IPO (net of offering costs of $2,730,674)		$ 7,869,000
share price		$ 1.29
Subsequent Event [Member] | Aurelius Group Limited [Member]
Subsequent Event [Line Items]
Sale of stock	10,000,000
Shares issued from IPO (net of offering costs of $2,730,674)	$ 16,000,000
share price	$ 1.60
Subsequent Event [Member] | Consolidated Thoughts Limited [Member]
Subsequent Event [Line Items]
Sale of stock	10,000,000
Shares issued from IPO (net of offering costs of $2,730,674)	$ 15,500,000
share price	$ 1.55